Equity Incentive Plans and Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Option Activity

The following table summarizes the option activity for the nine months ended September 30, 2020:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2019	2,683,441	$3.75
Granted	1,449,509	16.90
Exercised	(69,102)	1.62
Forfeited and cancelled	(104,155)	7.39

Outstanding at September 30, 2020	3,959,693	$8.52	8.7	$65,531

Exercisable at September 30, 2020	1,060,901	$2.60	8.0	$23,797

The following table summarizes the option activity:

	Options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2019	1,854,886	$1.48	9.2
Granted	1,169,000	6.56	9.7
Exercised	(182,105)	0.72	5.3
Cancelled	(158,340)	1.76	8.0

Outstanding at December 31, 2019	2,683,441	$3.75	9.0	$14,591

Exercisable at December 31, 2019	825,671	$1.96	8.5	$5,948

Summary of Fair Value of Stock Options Estimated Using Black-Scholes Merton Option Pricing Model Assumptions

The fair value of stock option awards to employees, executives, directors, and other service providers was estimated at the date of grant using the Black-Scholes Merton option pricing model with the following weighted-average assumptions.

	Nine Months Ended September 30,
	2020	2019
Stock price	$16.00 - $35.92	$1.60 - $6.44
Risk-free interest rate	3.17% - 4.45%	1.39% - 2.58%
Expected volatility	88.01% - 95.11%	100.52% - 104.15%
Expected term (in years)	5.50 - 6.08	6.08
Expected dividend yield	0%	0%

The fair value of stock options was estimated using the Black-Scholes Merton option pricing model with the following assumptions:

	Year ended December 31,
	2018	2019
Stock price	$1.60	$1.60 – $9.16
Risk-free interest rate	2.7% – 3.0%	1.4% – 2.6%
Expected volatility	93% – 98%	77% – 104%
Expected term (in years)	6.01 – 6.1	6.1
Expected dividend yield	0%	0%

Summary of Total Stock-based Compensation Expense

The table below summarizes the total stock-based compensation expense included in the Company’s statements of operations for stock options for the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Research and development	$592	$116	$1,406	$233
General and administrative	1,089	155	2,183	419

Total stock-based compensation expense	$1,681	$271	$3,589	$652